Document and Entity Information Document	Oct. 06, 2021	Jun. 23, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 06, 2021
Entity Registrant Name		FEDERAL HOME LOAN BANK OF CHICAGO
Entity Central Index Key	0001331451
Amendment Flag	false
Entity Incorporation, State or Country Code	X1
Entity File Number	000-51401
Entity Tax Identification Number	36-6001019
Entity Address, Address Line One	433 West Van Buren Street, Suite 501S
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code		312
Local Phone Number		565-5700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false